FORM 13F
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 09/30/2009
                                                           ----------
             Check here if Amendment [ ]; Amendment Number: ---------
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     MEMBERS Capital Advisors, Inc.

Address:                  5910 Mineral Point Rd., Madison, WI 53705

Form 13F File Number:     28-3421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     David P. Marks
Title:                    President
Phone:                    800/356-2644 extension 7104

Signature, Place, and Date of Signing:

/s/ David P. Marks, Madison, Wisconsin             10/16/2009
-----------------                                  ----------
David P. Marks                                           Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $87,079

List of Other Included Managers:         None
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                                                              FORM 13F
                                                       AS OF SEPTEMBER 30, 2009

Item 1                          Item 2             Item 3    Item 4         Item 5     Item 6           Item 7    Item 8
Name of Issuer                  Title of Class     CUSIP     Fair Market    Shares     Investment       Other     Voting
                                                   Number    Value (000's)             Discretion Sole  Managers  Authority (Sole)
----------------------------------------------------------------------------------------------------------------------------------
3M CO                             Common          88579Y101           $893     12,100          12,100                 12,100

ALLIANCEBERNSTEIN HOLDING LP      Common          01881G106           $944     34,600          34,600                 34,600

ALLSTATE CORP.                    Common          020002101         $1,240     40,500          40,500                 40,500

ALTRIA GROUP INC.                 Common          02209S103           $919     51,600          51,600                 51,600

AT&T INC.                         Common          00206R102         $2,617     96,895          96,895                 96,895

AUTOMATIC DATA PROCESSING         Common          053015103         $1,497     38,100          38,100                 38,100

BANK OF AMERICA CORP              Common          060505104         $4,068    240,400         240,400                240,400

BANK OF NEW YORK MELLON CORP      Common Stock    064058100            $46      1,600           1,600                  1,600

BB&T CORPORATION                  Common          054937107         $1,106     40,600          40,600                 40,600

BP P.L.C.                         ADR Common      055622104           $693     13,026          13,026                 13,026

BRISTOL-MYERS SQUIBB CO           Common          110122108         $1,639     72,800          72,800                 72,800

                                  Paired
CARNIVAL CORPORATION              Certificate     143658300         $2,033     61,100          61,100                 61,100

CENTURYTEL INC                    Common          156700106           $479     14,248          14,248                 14,248

CHEVRON CORPORATION               Common          166764100         $3,226     45,800          45,800                 45,800

CONOCOPHILLIPS                    Common          20825C104         $1,007     22,300          22,300                 22,300

CONSOLIDATED EDISON INC           Common          209115104           $925     22,600          22,600                 22,600

DOW CHEMICAL                      Common          260543103           $339     13,000          13,000                 13,000

DUKE ENERGY CORP                  Common          26441C105           $858     54,500          54,500                 54,500

E.I. DU PONT DE NEMOURS & CO      Common          263534109         $2,944     91,600          91,600                 91,600

                                  Common
                                  (Restricted to
FIFTH STREET FINANCE CORP         12/8/08)        31678A103        $10,870    994,530         994,530                994,530

FIRSTENERGY CORP                  Common          337932107           $521     11,400          11,400                 11,400

FREEPORT-MCMORAN COPPER &
GOLD                              Common          35671D857           $144      2,100           2,100                  2,100

GENERAL ELECTRIC CO.              Common          369604103         $5,458    332,400         332,400                332,400

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
                                                              FORM 13F
                                                       AS OF SEPTEMBER 30, 2009

Item 1                          Item 2             Item 3    Item 4         Item 5     Item 6           Item 7    Item 8
Name of Issuer                  Title of Class     CUSIP     Fair Market    Shares     Investment       Other     Voting
                                                   Number    Value (000's)             Discretion Sole  Managers  Authority (Sole)
----------------------------------------------------------------------------------------------------------------------------------
HARLEY-DAVIDSON INC              Common         412822108             $460     20,000          20,000                  20,000

HARTFORD FINANCIAL SVCS GROUP    Common         416515104             $779     29,400          29,400                  29,400

HOME DEPOT INC                   Common         437076102           $2,973    111,600         111,600                 111,600

JOHNSON & JOHNSON                Common         478160104           $4,311     70,800          70,800                  70,800

KRAFT FOODS INC                  Common         50075N104             $856     32,586          32,586                  32,586

LILLY (ELI) AND CO.              Common         532457108             $641     19,400          19,400                  19,400

MARSH & MCLENNAN COS             Common         571748102             $838     33,900          33,900                  33,900

MERCK & CO INC                   Common         589331107           $1,702     53,800          53,800                  53,800

NATURAL RESOURCE PARTNERS LP     Common         63900P103             $230     11,000          11,000                  11,000

NUCOR CORP                       Common         670346105             $644     13,700          13,700                  13,700

PAYCHEX INC                      Common         704326107           $1,612     55,500          55,500                  55,500

PENN VIRGINIA RESOURCE PARTN     Common         707884102             $240     14,000          14,000                  14,000

PEPSICO INC                      Common         713448108             $364      6,200           6,200                   6,200

PFIZER INC                       Common         717081103           $5,778    349,096         349,096                 349,096

PG & E CORPORATION               Common         69331C108             $927     22,900          22,900                  22,900

PNC FINANCIAL SERVICES GROUP     Common         693475105             $384      7,900           7,900                   7,900

PROCTER & GAMBLE CO.             Common         742718109             $886     15,300          15,300                  15,300

PROGRESS ENERGY INC              Common         743263105           $1,691     43,301          43,301                  43,301

SYSCO CORP                       Common         871829107           $1,357     54,600          54,600                  54,600

THE TRAVELERS COS INC.           Common         89417E109             $502     10,200          10,200                  10,200

TIME WARNER CABLE INC            Common         88732J207           $4,309    100,000         100,000                 100,000

UNITED PARCEL SERVICE-CL B       Common         911312106           $1,672     29,600          29,600                  29,600

US BANCORP                       Common         902973304           $2,925    133,800         133,800                 133,800

VERIZON COMMUNICATIONS INC       Common         92343V104           $1,913     63,200          63,200                  63,200

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
                                                              FORM 13F
                                                       AS OF SEPTEMBER 30, 2009

Item 1                          Item 2             Item 3    Item 4         Item 5     Item 6           Item 7    Item 8
Name of Issuer                  Title of Class     CUSIP     Fair Market    Shares     Investment       Other     Voting
                                                   Number    Value (000's)             Discretion Sole  Managers  Authority (Sole)
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & COMPANY           Common          949746101           $3,852    136,700         136,700                    136,700

WEYERHAEUSER CO.                Common          962166104             $766     20,900          20,900                     20,900

                                Grand Totals                       $87,079
                                                                        $0                                   2
                                                                        $0                                   3
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